Share-based Payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	22.00%	18.00%
Average expected term to exercise (years)	3 years 6 months	3 years 6 months
Risk-free rate (%)	0.70%	1.00%
Expected dividend yield (%)	6.50%	5.00%
Share price at date of grant (£)	£ 30.83	£ 38.94
Fair value at grant date (£)	£ 21.93	£ 29.39
Long Term Incentive Plan | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected dividend yield (%)	6.00%	5.00%
Share price at date of grant (£)	£ 33.28	£ 38.94
Fair value at grant date (£)	£ 24.03	£ 29.39
Deferred Share Bonus Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	22.00%	18.00%
Average expected term to exercise (years)	3 years	3 years
Risk-free rate (%)	0.70%	1.00%
Expected dividend yield (%)	6.50%	5.00%
Share price at date of grant (£)	£ 30.83	£ 38.94
Fair value at grant date (£)	£ 25.35	£ 33.50
Deferred Share Bonus Scheme | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected dividend yield (%)	6.00%	5.00%
Share price at date of grant (£)	£ 33.28	£ 38.94
Fair value at grant date (£)	£ 25.35	£ 33.50